Client Name:
Client Project Name:	BRAVO 2025-CES3
Start - End Dates:	5/14/2024 - 9/8/2025
Deal Loan Count:	287

Conditions Report 2.0

Loans in Report:	287
Loans with Conditions:	37

0 - Total Active Conditions

50 - Total Satisfied Conditions

13 - Credit Review Scope
1 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: Income/Employment
2 - Category: Insurance
3 - Category: Legal Documents
1 - Category: Terms/Guidelines
3 - Category: Title
37 - Compliance Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
6 - Category: Compliance Manual
3 - Category: Documentation
2 - Category: RESPA
3 - Category: Right of Rescission
1 - Category: Section 32
8 - Category: State Consumer Protection
12 - Category: TILA/RESPA Integrated Disclosure
13 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Credit/Mtg History
12 - Compliance Review Scope
12 - Category: Texas Home Equity

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